Accounts payable and accruals - Schedule of Accounts Payable and Accruals (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable And Accruals Details [Abstract]
Accounts payables	$ 3,352	$ 4,515
Accrued expenses	6,432	7,458
Accrued wages and other benefits	2,607	1,262
Client liabilities	3,046	7,795
Other	1,024	1,151
Total	$ 16,461	$ 22,181